Financial Instruments and Financial Risk Management - Additional Information (Details) - EUR (€)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Disclosure of fair value measurement [abstract]
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 0	€ 0
Transfers out of level 2 into level 1 of fair value hierarchy, liabilities held at end of reporting period	€ 0	€ 0